Expense Example, No Redemption - FidelityShortDurationHighIncomeFund-AMCIZPRO - FidelityShortDurationHighIncomeFund-AMCIZPRO - Fidelity Short Duration High Income Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor Short Duration High Income Fund - Class I
Expense Example, No Redemption:
1 Year	$ 75
3 Years	233
5 Years	406
10 Years	906
Fidelity Advisor Short Duration High Income Fund - Class A
Expense Example, No Redemption:
1 Year	498
3 Years	707
5 Years	934
10 Years	1,586
Fidelity Advisor Short Duration High Income Fund - Class M
Expense Example, No Redemption:
1 Year	498
3 Years	711
5 Years	942
10 Years	1,606
Fidelity Advisor Short Duration High Income Fund - Class C
Expense Example, No Redemption:
1 Year	178
3 Years	560
5 Years	969
10 Years	1,902
Fidelity Advisor Short Duration High Income Fund - Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	213
5 Years	372
10 Years	$ 833